Subsequent Events (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2015	Feb. 04, 2015	Jan. 05, 2015	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Feb. 11, 2015	Dec. 31, 2013
Subsequent Events (Textual)
Business acquisition, equity interest issued or issuable, number of shares					3,642,084
Exercise price of warrants						$ 0.60
Common stock per share					$ 0.0001	$ 0.0001		$ 0.0001
Earn-out provisions, description						If the trailing twelve month consolidated EBITDA, as adjusted to account for normal operations, of Tempus Holdings and its subsidiaries exceeds $17,500,000 for any two consecutive fiscal quarters during the period from January 1, 2015 through June 30, 2016. The Sellers would further have the right to receive an additional 2,750,000 Earn-out Shares if the trailing twelve month consolidated EBITDA, as adjusted to account for normal operations, of Tempus Holdings and its subsidiaries exceeds $22,500,000 for any two consecutive fiscal quarters during the period from January 1, 2015 through June 30, 2016.
Business acquisition, description of acquired entity						(a) completion of the tender offer by the Warrant Offerors to purchase up to 3,746,150 Chart warrants at a purchase price of $0.60 per warrant (the "Warrant Tender Offer"); (b) the receipt of the requisite approval from Chart stockholders of the Merger Agreement and the transactions contemplated thereby and of the Tempus Applied Solutions Holdings, Inc. 2015 Omnibus Equity Incentive Plan (the "Incentive Plan"); (c) a registration statement on Form S-4 registering the shares to be issued to Chart's stockholders pursuant to the Merger Agreement shall have become effective; (d) the members of the board of directors of Tempus Holdings as specified in the Merger Agreement shall have been appointed to the board of directors of Tempus Holdings; and (e) Chart shall not have redeemed its public shares in an amount that would cause its net tangible assets (stockholders' equity) to be less than $5,000,001. Additionally, the obligations of the Chart Parties to consummate the Business Combination are subject to the fulfillment (or waiver) of other closing conditions, including, among others: (i) the combined assets and liabilities of Chart and Tempus as of the Closing (but giving effect to the Closing, including any redemptions of Chart's public shares), are such that on a combined basis, there will be net tangible assets (stockholders' equity) of at least $5,000,001, plus an additional amount of unrestricted cash and cash equivalents sufficient to pay for any accrued expenses of Chart, Tempus and their respective subsidiaries through the Closing and to provide Tempus Holdings and its subsidiaries (including Tempus) with sufficient working capital as of the Closing to enable them to pay for expenses required under contracts entered into by Chart, Tempus or the respective subsidiaries at or prior to the Closing, as they come due; and (ii) Tempus shall have entered into one or more contracts providing for at least $100 million of revenues payable to Tempus within 12 months after the date of the Closing. Additionally, the obligations of Tempus and the Sellers to consummate the Business Combination are subject to the fulfillment (or waiver) of the closing condition that Tempus Holdings shall have filed with the Secretary of State of the State of Delaware an amendment and restatement of its certificate of incorporation in the form attached to the Merger Agreement.
Earn-out shares						2,000,000
Warrants issued to purchase common stock						3,746,150
Subsequent Event [Member]
Subsequent Events (Textual)
Business acquisition, equity interest issued or issuable, number of shares			5,250,000	3,642,084
Exercise price of warrants			$ 0.60
Common stock per share			$ 10.00
Business acquisition, description of acquired entity	(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities") and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings Preferred Stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.
Aggregate amount of promissory notes		$ 450,000
Promissory notes, maturity date		Mar. 13, 2015
Promissory notes, maturity date description		It is expected that the maturity dates of these promissory notes will be extended to the earlier of: (i) June 13, 2015 and (ii) the date on which the Company consummates its initial business combination.
Earn-out shares			4,750,000	6,300,000
Warrants issued to purchase common stock			3,746,150
Number of shares received under merger consideration				57,916
Busisness combination transacations amount				$ 10,500,000
Business combination aggregate common shares				2,808,329
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Business acquisition, description of acquired entity	(i) an aggregate of 250,000 shares of common stock of the Company ("Common Stock"), (ii) warrants to acquire an aggregate of 187,500 shares of Common Stock or Company Series A convertible preferred stock (the "Preferred Stock") and (iii) warrants to acquire an aggregate of 62,500 shares of Common Stock or Preferred Stock (such Company securities described in clauses (i) through (iii), collectively, the "Purchased Securities"). Of the Purchased Securities, (x) CAG acquired 154,168 shares of Common Stock, 115,626 Series A-3 Warrants and 38,542 Series B-3 Warrants, (y) Mr. Wright acquired 8,332 shares of Common Stock, 6,249 Series A-3 Warrants and 2,083 Series B-3 Warrants, and (z) Cowen acquired 87,500 shares of Common Stock, 65,625 Series A-3 Warrants and 21,875 Series B-3 Warrants.
Subsequent Event [Member] | February 2015 Note Issuance [Member]
Subsequent Events (Textual)
Exercise price of warrants							$ 0.30
Aggregate amount of promissory notes		$ 277,500
Warrants outstanding							7,492,300
Subsequent Event [Member] | Cowen [Member]
Subsequent Events (Textual)
Exercise price of warrants							$ 0.30
Aggregate amount of promissory notes		$ 157,500
Warrants outstanding							7,492,300
Subsequent Event [Member] | Chart Affiliate Investors [Member]
Subsequent Events (Textual)
Business acquisition, equity interest issued or issuable, number of shares				4,985,780
Busisness combination transacations amount				$ 5,000,000
Subsequent Event [Member] | Mr. Wright [Member]
Subsequent Events (Textual)
Busisness combination transacations amount				$ 500,000